Submission	May 15, 2026
Submission [Line Items]
Central Index Key	0002061233
Registrant Name	Morgan Stanley Private Markets and Alternatives Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES